Other non-current assets (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other non-current assets

Other non-current assets consist as follows:

	At June 30,	At December 31,
	2022	2021
(in Euros)	(Unaudited)
Value Added Tax (VAT)	€-	€641,215
Research and development tax credit	800,000	600,000
Total	€800,000	€1,241,215